Additional Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional Information [Abstract]
General and administrative costs paid to parent	$ 43	$ 40	$ 32
Total rental expense	4	4	4
Commitments to fund limited partnerships	634
Retirement and employee savings plan expense	$ 2	$ 2	$ 2